Financial Instruments Risk Management - Right of Offset and Collateral (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative liabilities
Financial liabilities:
Financial instruments presented in the Consolidated Statements of Financial Position	$ (2,065)	$ (2,077)
Financial instruments subject to master netting or similar agreements	742	1,043
Financial collateral (received) pledged	1,170	936
Net amount	(153)	(98)
Financial assets pledged as collateral	2,254	2,126
Repurchase agreements
Financial liabilities:
Financial instruments presented in the Consolidated Statements of Financial Position	(2,861)	(2,840)
Financial instruments subject to master netting or similar agreements	0	33
Financial collateral (received) pledged	2,861	2,807
Net amount	0	0
Financial assets pledged as collateral	2,861	2,840
Cash collateral on securities lent
Financial liabilities:
Financial instruments presented in the Consolidated Statements of Financial Position	(170)	(194)
Financial instruments subject to master netting or similar agreements	0	0
Financial collateral (received) pledged	162	184
Net amount	(8)	(10)
Obligations for securities borrowing
Financial liabilities:
Financial instruments presented in the Consolidated Statements of Financial Position	(267)	(239)
Financial instruments subject to master netting or similar agreements	0	0
Financial collateral (received) pledged	267	239
Net amount	0	0
Derivative investments
Financial assets:
Financial instruments presented in the Consolidated Statements of Financial Position	1,534	1,971
Financial instruments subject to master netting or similar agreements	(742)	(1,043)
Financial collateral (received) pledged	(589)	(787)
Net amount	203	141
Financial liabilities:
Financial assets received as collateral	826	895
Reverse repurchase agreements
Financial assets:
Financial instruments presented in the Consolidated Statements of Financial Position	0	33
Financial instruments subject to master netting or similar agreements	0	(33)
Financial collateral (received) pledged	0	0
Net amount	0	0
Financial liabilities:
Financial assets received as collateral	0	33
Financial assets
Financial assets:
Financial instruments presented in the Consolidated Statements of Financial Position	1,534	2,004
Financial instruments subject to master netting or similar agreements	(742)	(1,076)
Financial collateral (received) pledged	(589)	(787)
Net amount	203	141
Financial liabilities
Financial liabilities:
Financial instruments presented in the Consolidated Statements of Financial Position	(5,363)	(5,350)
Financial instruments subject to master netting or similar agreements	742	1,076
Financial collateral (received) pledged	4,460	4,166
Net amount	$ (161)	$ (108)